Statement of comprehensive income, OCI components presented net of tax (Statement) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit / (loss) for the year	R$ 352,260	R$ (14,079)	R$ (55,068)
Change in fair value - financial assets at FVOCI	291,333	(240,057)	(454,552)
Related tax - financial assets FVOCI	(131,100)	102,684	207,167
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	160,233	(137,373)	(247,385)
Gains (losses) on hedges of net investments in foreign operations, before tax	16,742	0	0
Income tax relating to cash flow hedges included in other comprehensive income	(4,579)	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	12,163	0	0
Foreign exchange differences on the translation of foreign operations	22,604	10,671	0
Effects of corporate reorganization in non-controlling interest without a change in control	0	604,973	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	21	0	0
Other comprehensive income that may be reclassified subsequently to the income statement	149,813	(753,017)	(247,385)
Total comprehensive income for the year	502,073	(767,096)	(302,453)
To owners of the company	452,156	(764,107)	(245,493)
To non-controlling interest	R$ 49,917	R$ (2,989)	R$ (56,960)